Concentration of Risk (Concentration of Credit Risk, Financing Receivables) (Details)	12 Months Ended
Dec. 31, 2018
Credit Concentration Risk [Member] | Financing Receivables [Member]
Concentration Risk [Line Items]
Description of concentration risk for financing receivables	As of December 31, 2018 no borrower accounted for 10% or more of the financing receivables balance.